Document and Entity Information	Feb. 13, 2023
Prospectus:
Document Type	497
Document Period End Date	Feb. 13, 2023
Entity Registrant Name	PACIFIC FUNDS SERIES TRUST
Entity Central Index Key	0001137761
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 14, 2023
Document Effective Date	Feb. 14, 2023
Prospectus Date	Aug. 01, 2022
Class A, C, I, I-2 & R6 | Pacific Funds Small-Cap | Class A
Prospectus:
Trading Symbol	PFKAX
Class A, C, I, I-2 & R6 | Pacific Funds Small-Cap | Class C
Prospectus:
Trading Symbol	PFACX
Class A, C, I, I-2 & R6 | Pacific Funds Small-Cap | CLASS I-2
Prospectus:
Trading Symbol	PFQDX
Class A, C, I, I-2 & R6 | Pacific Funds Small-Cap | Class R6
Prospectus:
Trading Symbol	PFJIX
Class A, C, I, I-2 & R6 | Pacific Funds Small-Cap Value | Class A
Prospectus:
Trading Symbol	PFEAX
Class A, C, I, I-2 & R6 | Pacific Funds Small-Cap Value | Class C
Prospectus:
Trading Symbol	PFHCX
Class A, C, I, I-2 & R6 | Pacific Funds Small-Cap Value | CLASS I-2
Prospectus:
Trading Symbol	PFFDX
Class A, C, I, I-2 & R6 | Pacific Funds Small-Cap Value | Class R6
Prospectus:
Trading Symbol	PFEIX
Class A, C, I, I-2 & R6 | Pacific Funds Small/Mid-Cap | Class A
Prospectus:
Trading Symbol	PFDAX
Class A, C, I, I-2 & R6 | Pacific Funds Small/Mid-Cap | Class C
Prospectus:
Trading Symbol	PFPCX
Class A, C, I, I-2 & R6 | Pacific Funds Small/Mid-Cap | CLASS I-2
Prospectus:
Trading Symbol	PFMDX
Class A, C, I, I-2 & R6 | Pacific Funds Small/Mid-Cap | Class R6
Prospectus:
Trading Symbol	PFOIX